Tidal Trust II

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204

March 3, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the YieldMax® BABA Option Income Strategy ETF, YieldMax® CVNA Option Income Strategy ETF, YieldMax® DKNG Option Income Strategy ETF, YieldMax® HOOD Option Income Strategy ETF, YieldMax® JD Option Income Strategy ETF, YieldMax® MARA Option Income Strategy ETF, YieldMax® PDD Option Income Strategy ETF, YieldMax® PLTR Option Income Strategy ETF, YieldMax® RBLX Option Income Strategy ETF, YieldMax® SHOP Option Income Strategy ETF, YieldMax® SMCI Option Income Strategy ETF, YieldMax® TSM Option Income Strategy ETF, YieldMax® Short TSLA Option Income Strategy ETF, YieldMax® Short Innovation Option Income Strategy ETF, YieldMax® Short NVDA Option Income Strategy ETF, YieldMax® Short COIN Option Income Strategy ETF, YieldMax® Short AAPL Option Income Strategy ETF, YieldMax® Innovation Option Income Strategy ETF, YieldMax® KWEB Option Income Strategy ETF, YieldMax® Gold Miners Option Income Strategy ETF, YieldMax® XBI Option Income Strategy ETF, YieldMax® TLT Option Income Strategy ETF, YieldMax® Universe Fund of Option Income ETFs and YieldMax® Magnificent 7 Fund of Option Income ETFs, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective February 27, 2026, and filed electronically as Post-Effective Amendment No. 540 to the Trust’s Registration Statement on Form N-1A on February 24, 2026.

If you have any questions or require further information, please contact John Hadermayer at (262) 318-8236 or jhadermayer@tidalfg.com.

Sincerely,

/s/ John Hadermayer

John Hadermayer

SVP of Legal Services

Tidal Investments LLC, on behalf of Tidal Trust II